Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total equity-based compensation expense	$ 28.4	$ 5.5	$ 104.2	$ 17.1
Cost of service
Total equity-based compensation expense	6.8	1.0	23.8	2.9
Sales and marketing
Total equity-based compensation expense	15.2	3.1	53.6	7.2
Research and development
Total equity-based compensation expense	1.8	0.5	11.9	3.4
General and administrative
Total equity-based compensation expense	$ 4.6	$ 0.9	$ 14.9	$ 3.6
DiscoverOrg Holdings
Total equity-based compensation expense					$ 25.1	$ 32.7
DiscoverOrg Holdings | Cost of service
Total equity-based compensation expense					4.0	8.3
DiscoverOrg Holdings | Sales and marketing
Total equity-based compensation expense					11.2	15.8
DiscoverOrg Holdings | Research and development
Total equity-based compensation expense					4.7	1.1
DiscoverOrg Holdings | General and administrative
Total equity-based compensation expense					$ 5.2	$ 7.5